CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 763,439	$ 1,223,682
Short-term investments	1,446,414	942,856
Restricted cash	140,652
Accounts receivable, net of allowances for doubtful accounts of $22,761 and $14,980, respectively (including due from related parties of $99,897 and $111,637 as of December 31, 2014 and 2015, respectively)	228,732	259,764
Prepaid expenses and other current assets	140,308	105,347
Total current assets	2,719,545	2,531,649
Property and equipment, net	47,495	63,729
Long-term investments, net	1,212,640	860,003
Intangible assets, net	9,092	13,011
Goodwill	52,862	51,478
Other assets	320,205	183,458
Total assets	4,361,839	3,703,328
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $223,795 and $378,203 as of December 31, 2014 and 2015, respectively. Note 2):
Accounts payable	3,550	3,853
Amount due to customers	140,652	42,426
Accrued liabilities	343,291	276,700
Income taxes payable	16,426	17,979
Deferred revenues (including deferred revenue from related parties of $10,434 and $14,748 as of December 31, 2014 and 2015, respectively)	79,528	50,557
Convertible debt (Note 18)	800,000
Total current liabilities	1,383,447	391,515
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of $3,138 and $23,379 as of December 31, 2014 and 2015, respectively. Note 2):
Convertible debt (Note 18)		800,000
Deferred revenues from related parties	76,003	85,391
Other long-term liabilities (Note 19)	25,721	5,152
Total long-term liabilities	101,724	890,543
Total liabilities	$ 1,485,171	$ 1,282,058
Commitments and contingencies (Note 19)
SINA shareholders' equity:
Ordinary shares: $0.133 par value; 150,000 and 150,000 shares authorized; 67,605 shares issued and 60,034 shares outstanding as of December 31, 2014; 79,115 shares issued and 69,841 shares outstanding as of December 31, 2015, respectively)	$ 10,522	$ 8,991
Treasury stock (7,571 and 9,275 shares as of December 31, 2014 and 2015, respectively)	(410,693)	(348,979)
Additional paid-in capital	2,211,901	1,746,293
Accumulated other comprehensive income	204,914	216,517
Retained earnings	548,628	522,950
Total SINA shareholders' equity	2,565,272	2,145,772
Non-controlling interests	311,396	275,498
Total shareholders' equity	2,876,668	2,421,270
Total liabilities and shareholders' equity	$ 4,361,839	$ 3,703,328